Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-controlling shareholders of subsidiaries
Sales	$ 214,109	$ 241,203	$ 216,080
Interest expense	1,009	1,455	1,631
Dividend paid	2,564	1,594	564
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	40,176	38,410
Accounts payable	14,158	17,095
Other payables, accruals and advance receipts	56,327	40,953
Other non-current liabilities	859	1,117
Non-controlling shareholders of subsidiaries
Non-controlling shareholders of subsidiaries
Sales	19,981	13,307	12,274
Purchases	15,568	21,236	15,225
Interest expense	62	66	78
Dividend paid	1,282	1,594	$ 564
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	5,070	1,846
Accounts payable	4,960	7,250
Other payables, accruals and advance receipts	1,282	1,630
Non-controlling shareholders of subsidiaries | Loan
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts		1,550
Other non-current liabilities	579	579
Non-controlling shareholders of subsidiaries | Interest payable
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts		$ 80
Non-controlling shareholders of subsidiaries | Dividend payable
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts	$ 1,282